Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2013
Accrued expenses and other liabilities
Accrued expenses and other liabilities

16.   Accrued expenses and other liabilities

	December 31, 2012	December 31, 2013
	RMB	RMB
Professional fee accruals	12,348,315	10,880,372
Accrued expenses	31,633,546	33,384,969
Sales rebates	2,836,052	5,751,301
Payables to employees relating to exercise of options	1,113,452	6,673,216
Other taxes and surcharges	3,867,203	3,033,628
Consideration payable for business acquisition (Note 11-(6))	—	102,000,000
Consideration payable for equity investment (Note 9-(5))	—	20,000,000
Others	6,218,173	7,215,701

Total	58,016,741	188,939,187